Investments in Available-for-Sale Securities (Details) - Benson Hill, Inc - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Aggregate fair value of investments
Aggregate fair value of investments with unrealized losses that had been owned for less than a year	$ 6,304	$ 25,923	$ 8,315
Unrealized losses on investments	0	0	$ 0
Available-for-sale investments
Fair value of marketable securities with maturities within one year	20,859	27,268
Fair value of marketable securities with maturities within one to five years	7,446	$ 73,066
Fair value of marketable securities with maturities more than five years	$ 1,329